Asbestos (Tables)	12 Months Ended
Mar. 31, 2013
Asbestos Adjustments

The asbestos adjustments included in the consolidated statements of operations and comprehensive income (loss) comprise the following:

	Years Ended 31 March
(Millions of US dollars)	2013	2012	2011
Change in estimates:
Change in actuarial estimate - asbestos liability	$(163.0)	$(67.8)	$9.8
Change in actuarial estimate - insurance receivable	27.9	49.8	(0.5)
Change in estimate - AICF claims-handling costs	5.9	8.4	12.2

Subtotal - Change in estimates	(129.2)	(9.6)	21.5
Write-back of insurance receivables	11.9	-	-
Gain (Loss) on foreign currency exchange	0.2	(6.2)	(107.3)

Total Asbestos Adjustments	$(117.1)	$(15.8)	$(85.8)

Asbestos-Related Assets and Liabilities

The Company has included on its consolidated balance sheets certain asbestos-related assets and liabilities under the terms of the AFFA. These amounts are detailed in the table below, and the net total of these asbestos-related assets and liabilities is referred to by the Company as the “Net AFFA Liability.”

	31 March
(Millions of US dollars)	2013	2012
Asbestos liability – current	$(135.0)	$(125.3)
Asbestos liability – non-current	(1,558.7)	(1,537.3)

Asbestos liability – Total	(1,693.7)	(1,662.6)

Insurance receivable – current	22.2	19.9
Insurance receivable – non-current	209.4	208.6

Insurance receivable – Total	231.6	228.5

Workers’ compensation asset – current	0.9	0.5
Workers’ compensation asset – non-current	60.7	83.4
Workers’ compensation liability – current	(0.9)	(0.5)
Workers’ compensation liability – non-current	(60.7)	(83.4)

Workers’ compensation – Total	-	-

Loan facility	-	(30.9)
Other net liabilities	(1.6)	(2.3)
Restricted cash and cash equivalents and restricted short-term investment assets of the AICF	133.5	65.0

Net AFFA liability	$(1,330.2)	$(1,402.3)

Deferred income taxes – current	18.6	23.0
Deferred income taxes – non-current	434.1	421.5

Deferred income taxes – Total	452.7	444.5

Income tax payable	25.9	18.5

Net Unfunded AFFA liability, net of tax	$(851.6)	$(939.3)

Summary of Changes in Asbestos Liability

The changes in the asbestos liability for the year ended 31 March 2013 are detailed in the table below:

(Millions of US dollars)	A$ Millions	A$ to US$ rate	US$ Millions

Asbestos liability – 31 March 2012	A$(1,598.4)	0.9614	$ (1,662.6)
Asbestos claims paid[1]	121.3	0.9694	125.1
AICF claims-handling costs incurred[1]	2.4	0.9694	2.5
Change in actuarial estimate[2]	(156.4)	0.9597	(163.0)
Change in estimate of AICF claims-handling costs[2]	5.7	0.9597	5.9
Loss on foreign currency exchange			(1.6)

Asbestos liability – 31 March 2013	A$(1,625.4)	0.9597	$ (1,693.7)

Summary of Changes in Insurance Receivable

The changes in the insurance receivable for the year ended 31 March 2013 are detailed in the table below:

(Millions of US dollars)	A$ Millions	A$ to US$ rate	US$ Millions
Insurance receivable – 31 March 2012	A$219.7	0.9614	$ 228.5
Insurance recoveries[1]	(35.7)	0.9694	(36.8)
Write-back of insurance receivable[3]	11.5	0.9717	11.9
Change in actuarial estimate[2]	26.8	0.9597	27.9
Gain on foreign currency exchange			0.1

Insurance receivable – 31 March 2013	A$222.3	0.9597	$ 231.6

Changes in Deferred Income Taxes

The changes in the deferred income taxes—asbestos for the year ended 31 March 2013 are detailed in the table below:

(Millions of US dollars)	A$ Millions	A$ to US$ rate	US$ Millions
Deferred tax assets – 31 March 2012	A$ 427.3	0.9614	$ 444.5
Amounts offset against income tax payable[1]	(24.8)	0.9694	(25.6)
AICF earnings¹	31.9	0.9694	32.9
Gain on foreign currency exchange			0.9

Deferred tax assets – 31 March 2013	A$ 434.4	0.9597	$ 452.7

[1]	The average exchange rate for the period is used to convert the Australian dollar amount to US dollars based on the assumption that these transactions occurred evenly throughout the period.

[2]	The spot exchange rate at 31 March 2013 is used to convert the Australian dollar amount to US dollars as the adjustment was made on that date.

[3]	The weighted average spot exchange rates on the dates the transactions occurred are used to convert the Australian dollar amounts to US dollars as the adjustments were made on those dates.

Changes in Restricted Cash and Short-Term Investments

The changes in restricted cash and short-term investments of AICF for the year ended 31 March 2013 are set forth in the table below:

(Millions of US dollars)	A$ Millions	A$ to US$ rate	US$ Millions

Restricted cash and cash equivalents and restricted short-term investments – 31 March 2012	A$ 62.5	0.9614	$ 65.0
Asbestos claims paid[1]	(121.3)	0.9694	(125.1)
Payments received in accordance with AFFA[2]	177.5	0.9641	184.1
AICF operating costs paid – claims-handling[1]	(2.4)	0.9694	(2.5)
AICF operating costs paid – non claims-handling[1]	(1.6)	0.9694	(1.7)
Insurance recoveries[1]	35.7	0.9694	36.8
Interest and investment income[1]	6.8	0.9694	7.0
Unrealised gain on investments[1]	0.9	0.9694	0.9
NSW loan repayment²	(29.7)	0.9901	(30.0)
Other[1]	(0.3)	0.9694	(0.3)
Loss on foreign currency exchange			(0.7)

Restricted cash and cash equivalents and restricted short-term investments – 31 March 2013	A$ 128.1	0.9597	$ 133.5

[1]	The average exchange rate for the period is used to convert the Australian dollar amount to US dollars based on the assumption that these transactions occurred evenly throughout the period.

[2]	The spot exchange rates on the date the transactions occurred are used to convert the Australian dollar amounts to US dollars.

Numbers of Open Claims, New Claims and Closed Claims and Average Settlement Per Settled Claim and Case Closed

The following table shows the activity related to the numbers of open claims, new claims and closed claims during each of the past five years and the average settlement per settled claim and case closed:

	For the Years Ended 31 March
	2013		2012		2011		2010		2009

Number of open claims at beginning of period		592		564		529		534		523
Number of new claims		542		456		494		535		607
Number of closed claims[1]		672		428		459		540		596
Number of open claims at end of period		462		592		564		529		534
Average settlement amount per settled claim	A$	231,313	A$	218,610	A$	204,366	A$	190,627	A$	190,638
Average settlement amount per case closed	A$	200,561	A$	198,179	A$	173,199	A$	171,917	A$	168,248

Average settlement amount per settled claim	US$	238,615	US$	228,361	US$	193,090	US$	162,250	US$	151,300
Average settlement amount per case closed	US$	206,892	US$	207,019	US$	163,642	US$	146,325	US$	133,530

[1]

Included in the number of closed claims of 672 for the year ended 31 March 2013 are 153 claims primarily settled at nil settlement amounts that had been closed in prior years but not reflected as such in the year in which they were closed. Accordingly these 153 claims have been included in claims activity during the year ended 31 March 2013 to appropriately reflect the actual number of open claims at 31 March 2013. These 153 additional claims that were closed in prior years have been excluded for the purposes of determining the average settlement amount in both US and Australian dollars, as reflected in the table above, for the year ended 31 March 2013. As these 153 claims were closed in prior years, the actual number of closed claims during the year ended 31 March 2013 was 519 claims.